LICENSE AGREEMENTS	6 Months Ended
Jun. 30, 2019
LICENSE AGREEMENTS
LICENSE AGREEMENTS

NOTE 5—LICENSE AGREEMENTS

LICENSE AGREEMENT WITH UNIVERSITY OF COLORADO

In March 2014, the Company entered into a patent license agreement with the University of Colorado (“University”), which granted the Company an exclusive license to develop and commercialize, and continue to secure patents for OCU100 and OCU200, including the ability to enforce any rights against infringement. Under the agreement, the Company assumed primary responsibility for preparing, filing and prosecuting broad patent claims for OCU100 and OCU200 for the University’s benefit. Further, the Company assumed primary responsibility for all patent activities, including all costs associated with the perfection and maintenance of the patents for OCU100 and OCU200.

In exchange for the licensed patents, the Company issued the University 180,000 shares of the Company’s common stock. The license agreement included an anti‑dilution provision, requiring the issuance of additional shares to maintain a specified ownership interest until such time as the Company achieved a specified level of financing. Between the effective date of the agreement and December 31, 2016, the Company issued the University an additional 67,000 shares of the Company’s common stock. The anti‑dilution provision was no longer effective per the terms of the agreement, as amended, after the Company’s Series A financing round closed in December 2016. The Company also reimbursed the University for $26,179 of fees and costs previously incurred by the University.

The agreement with the University, as amended in January 2017, obligates the Company to pay certain development and regulatory milestone fees of up to $1.5 million, royalties in the low single digits on net sales and royalties ranging from the mid‑teens to forty percent on sublicense income of OCU100 and OCU200.

The agreement with the University calls for minimum annual royalty payments of $20,000, starting on the third anniversary of the agreement and on each annual anniversary thereafter, and after sales commence, increasing to a percentage rate in the mid‑twenties of the previous year’s royalty payment paid to the University, through the term of the agreement. The Company paid $20,000 during 2018 and will pay $20,000 in 2019 as the minimum royalty is due annually beginning in 2017 and recognized such amount as research and development expense. No additional royalties were paid or incurred during 2018 or the six months ended June 30, 2019 as the Company has not achieved any milestones, net sales or sublicensing for OCU100 or OCU200. Future annual royalties will be recognized in the years they are earned, per the license agreement. The Company may cancel the license agreement at any time with 60 days’ written notice.

LICENSE AGREEMENT WITH UNIVERSITY OF ILLINOIS

In February 2016, the Company entered into a license agreement with the University of Illinois, Chicago (“UIC”), which granted the Company an exclusive license to develop, commercialize and continue to secure patents for OCU300 and OCU310. In connection with acquiring the license for OCU300 and OCU310, the Company was required to pay a signing fee of $15,000, which was recognized as research and development expense.

The Company is required to pay royalties ranging from the low single digits to low teens to UIC based on net sales and sublicense revenues generated by OCU300 and OCU310. The Company is also required to pay minimum annual royalties to UIC, beginning with an annual payment of $20,000 on the third anniversary of the effective date of the agreement, and increasing gradually to $50,000 by the sixth anniversary and continuing through the term of the agreement. These minimum royalties will be recognized over the annual period to which they relate. The Company is also obligated to pay UIC up to $1.25 million upon the achievement of certain development and regulatory milestones.

The Company recognized $6,250 and $5,000 of royalty expense related to this agreement during the three months ended June 30, 2019 and 2018, respectively, and $12,083 and $8,333 during the six months ended June 30, 2019 and 2018, respectively. Additionally, during 2018, the Company incurred $250,000 in milestone payments due to achieving a milestone associated with dosing the first patient in a Phase 3 clinical trial. The Company has not achieved any other milestones, net sales or sublicensing for OCU300 or OCU310. The Company may cancel the license agreement at any time with 90 days’ written notice.

LICENSE AGREEMENT WITH THE SCHEPENS EYE RESEARCH INSTITUTE

In December 2017, the Company entered into a license agreement with The Schepens Eye Research Institute, (“SERI”), which granted the Company an exclusive license to develop, commercialize, and continue to secure patents for OCU400. This agreement is accounted for as a Collaborative Arrangement. In connection with acquiring the license, the Company was required to pay a license fee of $125,000, which was recognized in 2017. In addition, a licensing fee of $75,000 was incurred in June 2019

The Company was also required to reimburse SERI for all patent costs incurred prior to the effective date of the agreement, totaling $39,681, and will be required to reimburse SERI for all future patent costs related to this licensed technology.

These license and patent fees were recognized as research and development expense.

The Company is obligated to pay SERI up to $6.0 million upon the achievement of certain development and regulatory milestones. The Company is also obligated to pay SERI up to $10.5 million upon the achievement of certain commercial milestones. The Company will also pay SERI royalties in the low single digits based on net sales, which will be credited against the annual license maintenance fees. The license agreement dictates that the Company will pay an annual license maintenance fee of $25,000 for the first two years following expiration or termination of the Sponsored Research Agreement, and $50,000 for each year thereafter. No license maintenance fees were paid during the three and six months ended June 30, 2019 or in 2018. No milestones or royalties were paid or incurred through June 30, 2019, as the Company has not achieved any milestones, net sales or sublicensing under this agreement. The Company may cancel the license agreement at any time with 180 days’ written notice.

In December 2017, the Company also entered into a Sponsored Research Agreement with SERI which is effective for two years. Pursuant to the terms of the agreement, the Company expects to make payments of approximately $1.1 million for research services for OCU400 over the period beginning December 2017 and ending December 2019. The Company recognized approximately $159,250 and $112,000 as research and development expense in the three months ended June 30, 2019 and 2018, respectively, and approximately $318,500 and $257,600 in the six months ended June 2019 and 2018, respectively for work performed under this agreement.